Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, par value	[1]
Class A Ordinary Shares
Ordinary shares, shares issued	[1]	11,695,000	10,000,000
Ordinary shares, shares outstanding	[1]	11,695,000	10,000,000
Class B Ordinary Shares
Ordinary shares, shares issued	[1]	5,000,000	5,000,000
Ordinary shares, shares outstanding	[1]	5,000,000	5,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).